EMPLOYEE BENEFIT PLANS - Rollforward of actuarial liability (Details) - Defined benefit plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rollforward of actuarial liability
Beginning balance	R$ 736,179	R$ 430,427
Business combination		147,877
Interest on employee benefits	53,092	44,496
Actuarial loss	33,843	147,640
Employee contribution	(88)
Exchange rate variation	487
Benefits paid in the year	(38,468)	(34,261)
Ending balance	R$ 785,045	R$ 736,179